Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Clinical trial related costs	80,072	135,652	199,728
Personnel compensation and related costs	58,317	69,079	93,030
Other research and development expenses	9,906	7,378	9,243
	148,295	212,109	302,001